CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Activity in the Company's deferred sales inducement asset
Deferred asset, beginning of period	$ 112,147	$ 116,298	$ 99,132
Amounts deferred	29,472	25,587	24,506
Amortization	(16,092)	(29,738)	(7,340)
Deferred asset, end of period	125,527	112,147	116,298
Annuity account balances
Certain Nontraditional Long-duration Contracts
Account balances of variable annuities with guarantees invested in variable annuity separate accounts	6,158,383	4,429,084
Equity mutual funds | Annuity account balances
Certain Nontraditional Long-duration Contracts
Account balances of variable annuities with guarantees invested in variable annuity separate accounts	3,972,729	3,149,445
Fixed income mutual funds | Annuity account balances
Certain Nontraditional Long-duration Contracts
Account balances of variable annuities with guarantees invested in variable annuity separate accounts	$ 2,185,654	$ 1,279,639